Accounts Payable and Accrued Expenses – Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Expenses Related Party [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES – RELATED PARTY	NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES – RELATED PARTY Accounts payable related parties as of March 31, 2022 and December 31, 2021 consists of accrued director’s fees in the amount of $75,000.

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES – RELATED PARTY

Accounts payable related parties as of December 31, 2021 consists of accrued director’s fees in the amount of $75,000. There was no balance at December 31, 2020.